Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.57%)
Communication Services (6.53%)
	Cable & Satellite (0.92%)
330,000	Liberty Broadband Corporation, Cl C [1]	$23,532,283	$57,307,800

	Interactive Media & Services (5.61%)
542,000	Pinterest, Inc., Cl A [1]	21,216,031	42,790,900
1,453,144	Tripadvisor, Inc. [1]	51,198,572	58,561,703
1,287,965	Zillow Group, Inc., Cl C [1]	44,039,787	157,415,082
1,755,709	ZoomInfo Technologies Inc., Cl A [1]	44,675,584	91,595,339

		161,129,974	350,363,024

Total Communication Services		184,662,257	407,670,824

Consumer Discretionary (6.97%)
	Education Services (0.35%)
150,000	Bright Horizons Family Solutions, Inc. [1]	16,921,054	22,066,500

	Hotels, Resorts & Cruise Lines (1.72%)
546,442	Choice Hotels International, Inc.	5,198,084	64,950,096
543,233	Hyatt Hotels Corp., Cl A [1]	16,817,762	42,176,610

		22,015,846	107,126,706

	Internet & Direct Marketing Retail (1.84%)
1,025,000	Farfetch Limited, Cl A [1,2]	29,811,176	51,619,000
1,050,000	Stitch Fix, Inc., Cl A [1]	62,079,746	63,315,000

		91,890,922	114,934,000

	Leisure Facilities (3.06%)
603,538	Vail Resorts, Inc. [1,5]	11,683,688	191,031,848

Total Consumer Discretionary		142,511,510	435,159,054

Financials (10.09%)
	Asset Management & Custody Banks (0.75%)
237,514	T. Rowe Price Group, Inc. [1]	5,729,987	47,020,647

	Financial Exchanges & Data (4.60%)
370,725	FactSet Research Systems, Inc.	19,898,420	124,419,017
257,267	MarketAxess Holdings, Inc.	31,487,484	119,266,409
30,000	MSCI, Inc.	7,783,774	15,992,400
326,189	Tradeweb Markets, Inc., Cl A	11,978,713	27,582,542

		71,148,391	287,260,368

	Insurance Brokers (0.58%)
158,421	Willis Towers Watson plc [2]	19,439,430	36,439,998

	Investment Banking & Brokerage (2.13%)
1,825,936	The Charles Schwab Corp.	1,609,715	132,946,400

	Property & Casualty Insurance (1.38%)
2,203,444	Arch Capital Group Ltd. [1,2]	7,933,936	85,802,109

	Regional Banks (0.65%)
216,421	First Republic Bank	5,518,736	40,507,519

Total Financials		111,380,195	629,977,041

Shares		Cost	Value
Common Stocks (continued)
Health Care (26.41%)
	Biotechnology (0.51%)
136,925	Acceleron Pharma, Inc. [1]	$13,026,017	$17,182,718
48,366	argenx SE, ADR [1,2]	15,852,353	14,561,552

		28,878,370	31,744,270

	Health Care Equipment (9.57%)
173,000	DexCom, Inc. [1]	55,276,881	73,871,000
708,630	IDEXX Laboratories, Inc. [1]	12,876,509	447,535,276
189,644	Teleflex, Inc.	37,305,542	76,197,063

		105,458,932	597,603,339

	Health Care Supplies (3.95%)
215,418	The Cooper Companies, Inc.	36,713,299	85,363,691
449,404	West Pharmaceutical Services, Inc.	19,479,340	161,380,976

		56,192,639	246,744,667

	Health Care Technolgy (2.29%)
459,386	Veeva Systems, Inc., Cl A [1]	27,115,596	142,846,077

	Life Sciences Tools & Services (10.09%)
100,682	10X Genomics, Inc., Cl A [1]	3,926,598	19,715,549
399,986	Bio-Techne Corporation	39,595,545	180,097,696
351,000	Guardant Health, Inc. [1,4]	32,239,895	43,590,690
247,552	Illumina, Inc. [1]	10,591,861	117,144,082
194,117	Mettler-Toledo International, Inc. [1]	11,674,111	268,918,045

		98,028,010	629,466,062

Total Health Care		315,673,547	1,648,404,415

Industrials (13.20%)
	Environmental & Facilities Services (0.90%)
1,643,418	Rollins, Inc.	24,597,482	56,204,896

	Industrial Conglomerates (1.98%)
262,192	Roper Technologies, Inc.	27,877,853	123,282,678

	Industrial Machinery (1.20%)
340,760	IDEX Corporation	24,525,881	74,984,238

	Research & Consulting Services (9.12%)
2,230,474	Clarivate Plc [1,2]	35,903,681	61,404,949
2,154,930	CoStar Group, Inc. [1]	42,162,593	178,471,303
1,468,500	TransUnion	79,691,638	161,255,985
961,206	Verisk Analytics, Inc.	23,863,743	167,941,912

		181,621,655	569,074,149

Total Industrials		258,622,871	823,545,961

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (30.62%)
	Application Software (14.86%)
576,856	ANSYS, Inc. [1]	$21,397,893	$200,203,643
395,300	Aspen Technology, Inc. [1]	40,628,908	54,369,562
390,000	Avalara, Inc. [1]	55,839,446	63,102,000
1,636,093	Ceridian HCM Holding, Inc. [1]	64,026,866	156,934,041
125,000	Fair Isaac Corp. [1]	51,657,237	62,835,000
1,421,809	Guidewire Software, Inc. [1]	77,473,157	160,266,310
35,000	HubSpot, Inc. [1]	18,056,213	20,395,200
322,000	RingCentral, Inc., Cl A [1]	77,597,681	93,566,760
771,076	SS&C Technologies Holdings, Inc.	20,933,204	55,563,737
780,000	The Trade Desk, Inc., Cl A [1]	15,425,650	60,340,800

		443,036,255	927,577,053

	Data Processing & Outsourced Services (1.43%)
629,217	Fidelity National Information Services, Inc.	36,278,576	89,141,172

	Electronic Components (0.99%)
900,000	Amphenol Corp., Cl A	42,881,684	61,569,000

	Internet Services & Infrastructure (5.34%)
680,000	GDS Holdings Limited, ADR [1,2]	40,586,224	53,373,200
592,103	Verisign, Inc. [1]	27,318,889	134,815,932
500,000	Wix.com Ltd. [1,2]	46,031,911	145,140,000

		113,937,024	333,329,132

	IT Consulting & Other Services (6.89%)
132,000	EPAM Systems, Inc. [1]	47,054,412	67,446,720
1,497,323	Gartner, Inc. [1]	32,461,274	362,651,631

		79,515,686	430,098,351

	Technology Distributors (1.11%)
397,363	CDW Corp.	26,228,965	69,399,448

Total Information Technology		741,878,190	1,911,114,156

Materials (0.53%)
	Specialty Chemicals (0.53%)
1,853,529	Diversey Holdings Ltd. [1,2]	27,802,935	33,196,704

Real Estate (4.22%)
	Real Estate Services (0.75%)
542,323	CBRE Group, Inc., Cl A [1]	6,067,334	46,493,351

	Specialized REITs (3.47%)
205,000	Alexandria Real Estate Equities, Inc. [4]	31,042,395	37,297,700
80,416	Equinix, Inc.	5,298,108	64,541,882
360,856	SBA Communications Corp.	9,303,270	115,004,807

		45,643,773	216,844,389

Total Real Estate		51,711,107	263,337,740

Total Common Stocks		1,834,242,612	6,152,405,895

Shares		Cost	Value
Private Preferred Stocks (0.61%)
Industrials (0.61%)
	Aerospace & Defense (0.61%)
96,298	Space Exploration Technologies Corp., Cl N [1,3,4,8]	$26,000,460	$38,352,605

Principal Amount
Short Term Investments (0.82%)

$51,045,138	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2021, 0.00% due 7/1/2021; Proceeds at maturity – $51,045,138; (Fully collateralized by $47,122,600 U.S. Treasury Note, 2.625% due 2/15/2029; Market value – $52,066,060) [7]	51,045,138	51,045,138

Total Investments (100.00%)		$1,911,288,210	6,241,803,638

Liabilities Less Cash and Other Assets (0.00%) [6]			(175,676)

Net Assets			$6,241,627,962

Retail Shares (Equivalent to $120.84 per share based on 24,141,184 shares outstanding)			$2,917,243,914

Institutional Shares (Equivalent to $126.65 per share based on 24,777,612 shares outstanding)			$3,138,012,121

R6 Shares (Equivalent to $126.62 per share based on 1,471,852 shares outstanding)			$186,371,927

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2021, the market value of restricted and fair valued securities amounted to $38,352,605 or 0.61 % of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	All or a portion of these securities are segregated for an unfunded commitment. Total value of securities segregated is $21,206,840.
[6]	Includes unrealized depreciation of $205,192 on an unfunded commitment with a special purpose acquisition company to purchase a when-issued private investment in a public entity.
[7]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[8]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (99.39%)
Communication Services (4.24%)
	Alternative Carriers (3.53%)
7,950,000	Iridium Communications, Inc. [1,4]	$49,070,299	$317,920,500

	Movies & Entertainment (0.71%)
4,179,925	Manchester United plc, Cl A [2]	57,977,822	63,493,061

Total Communication Services		107,048,121	381,413,561

Consumer Discretionary (21.53%)

	Casinos & Gaming (6.12%)
440,000	Boyd Gaming Corporation [1]	11,056,072	27,055,600
5,900,000	Penn National Gaming, Inc. [1]	77,439,857	451,291,000
1,695,000	Red Rock Resorts, Inc., Cl A [1]	31,634,189	72,037,500

		120,130,118	550,384,100

	Education Services (2.20%)
1,345,000	Bright Horizons Family Solutions, Inc. [1]	42,571,904	197,862,950

	Hotels, Resorts & Cruise Lines (6.18%)
3,000,000	Choice Hotels International, Inc. [4]	72,782,127	356,580,000
1,255,000	Marriott Vacations Worldwide Corp. [1]	67,098,661	199,921,500

		139,880,788	556,501,500

	Leisure Facilities (7.03%)
2,000,000	Vail Resorts, Inc. [1,6]	56,102,209	633,040,000

Total Consumer Discretionary		358,685,019	1,937,788,550

Financials (29.74%)

	Asset Management & Custody Banks (2.73%)
1,925,000	The Carlyle Group, Inc.	40,151,787	89,474,000
1,900,000	Cohen & Steers, Inc.	43,941,528	155,971,000

		84,093,315	245,445,000

	Financial Exchanges & Data (17.27%)
1,200,000	FactSet Research Systems, Inc.	59,954,575	402,732,000
985,000	Morningstar, Inc.	20,175,455	253,253,350
1,685,000	MSCI, Inc.	31,666,491	898,239,800

		111,796,521	1,554,225,150
	Investment Banking & Brokerage (0.89%)
450,000	Houlihan Lokey, Inc.	19,625,874	36,805,500
760,000	Moelis & Co., Cl A	16,518,301	43,236,400

		36,144,175	80,041,900

	Life & Health Insurance (2.79%)
1,640,000	Primerica, Inc.	34,474,886	251,149,600

	Property & Casualty Insurance (5.80%)
9,165,000	Arch Capital Group Ltd. [1,2]	28,618,247	356,885,100
1,000,000	Kinsale Capital Group, Inc.	35,007,763	164,770,000

		63,626,010	521,655,100

	Thrifts & Mortgage Finance (0.26%)
520,000	Essent Group Ltd. [2]	14,300,210	23,374,000

Total Financials		344,435,117	2,675,890,750

Shares		Cost	Value
Common Stocks (continued)
Health Care (15.41%)

	Biotechnology (0.59%)
678,051	Denali Therapeutics, Inc. [1]	$12,825,338	$53,186,321

	Health Care Equipment (5.20%)
740,000	IDEXX Laboratories, Inc. [1]	10,565,702	467,347,000

	Health Care Supplies (2.68%)
1,147,434	Neogen Corp. [1]	13,141,411	52,827,861
525,000	West Pharmaceutical Services, Inc.	17,892,374	188,527,500

		31,033,785	241,355,361

	Health Care Technology (0.80%)
950,000	Schrödinger, Inc. [1]	15,170,276	71,829,500

	Life Sciences Tools & Services (5.74%)
400,000	Adaptive Biotechnologies Corporation [1]	12,792,857	16,344,000
850,000	Bio-Techne Corporation	44,923,357	382,721,000
85,000	Mettler-Toledo International, Inc. [1]	3,889,531	117,753,900

		61,605,745	516,818,900

	Pharmaceuticals (0.40%)
598,076	Dechra Pharmaceuticals PLC (United Kingdom) [2]	18,422,044	36,153,819

Total Health Care		149,622,890	1,386,690,901

Industrials (8.09%)

	Building Products (2.26%)
1,995,000	Trex Company, Inc. [1]	18,026,985	203,908,950

	Diversified Support Services (0.14%)
485,453	ACV Auctions, Inc., Cl A [1]	12,136,325	12,442,161

	Environmental & Facilities Services (0.22%)
1,220,102	BrightView Holdings, Inc. [1]	15,117,285	19,668,044

	Industrial Machinery (0.46%)
1,000,000	Desktop Metal, Inc. [1]	10,000,000	11,500,000
4,275,000	Marel hf (Netherlands) [2]	18,281,670	29,704,819

		28,281,670	41,204,819

	Research & Consulting Services (5.01%)
5,440,000	CoStar Group, Inc. [1]	22,751,587	450,540,800

Total Industrials		96,313,852	727,764,774

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (14.51%)

	Application Software (9.89%)
725,000	Altair Engineering, Inc., Cl A [1]	$11,330,019	$50,003,250
1,210,000	ANSYS, Inc. [1]	28,048,125	419,942,600
1,025,000	Guidewire Software, Inc. [1]	31,789,104	115,538,000
1,000,000	Pegasystems, Inc.	13,997,009	139,190,000
2,300,000	SS&C Technologies Holdings, Inc.	17,679,331	165,738,000

		102,843,588	890,411,850

	Electronic Components (0.17%)
60,000	Littelfuse, Inc.	6,452,400	15,287,400

	Internet Services & Infrastructure (0.21%)
65,000	Wix.com Ltd. [1,2]	3,017,698	18,868,200

	IT Consulting & Other Services (4.24%)
1,575,000	Gartner, Inc. [1]	22,061,707	381,465,000

Total Information Technology		134,375,393	1,306,032,450

Materials (0.11%)

	Commodity Chemicals (0.11%)
249,756	Zymergen, Inc. [1]	7,742,436	9,992,737

Real Estate (5.76%)

	Diversified REITs (0.08%)
200,000	American Assets Trust, Inc.	3,506,055	7,458,000

	Office REITs (1.38%)
3,700,000	Douglas Emmett, Inc.	40,811,196	124,394,000

	Specialized REITs (4.30%)
750,000	Alexandria Real Estate Equities, Inc. [5]	26,366,340	136,455,000
5,400,000	Gaming and Leisure Properties, Inc.	114,990,451	250,182,000

		141,356,791	386,637,000

Total Real Estate		185,674,042	518,489,000

Total Common Stocks		1,383,896,870	8,944,062,723

Private Convertible Preferred Stocks (0.52%)
Industrials (0.18%)

	Electrical Components & Equipment (0.18%)
59,407,006	Northvolt AB, Series E (Sweden) [2,3,5,8]	9,374,988	16,197,320

Materials (0.34%)

	Commodity Chemicals (0.18%)
418,777	Zymergen, Inc., Series D [1,3,8]	9,350,000	15,687,386

	Fertilizers & Agricultural Chemicals (0.16%)
341,838	Farmers Business Network, Inc., Series F [1,3,5,8]	11,300,002	14,606,738

Total Materials		20,650,002	30,294,124

Total Private Convertible Preferred Stocks		30,024,990	46,491,444

Shares		Cost	Value
Warrants (0.00%)
Consumer Discretionary (0.00%)
	Hotels, Resorts & Cruise Lines (0.00%)
96,515	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024 [1,2,5]	$0	$299,197

Total Investments (99.91%)		$1,413,921,860	8,990,853,364

Cash and Other Assets Less Liabilities (0.09%) [7]			8,098,955

Net Assets			$8,998,952,319

Retail Shares (Equivalent to $113.60 per share based on 26,300,266 shares outstanding)			$2,987,665,143

Institutional Shares (Equivalent to $118.44 per share based on 48,920,662 shares outstanding)			$5,794,017,304

R6 Shares (Equivalent to $118.45 per share based on 1,834,253 shares outstanding)			$217,269,872

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2021, the market value of restricted and fair valued securities amounted to $46,491,444 or 0.52% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	All or a portion of these securities are segregated for unfunded commitments. Total value of securities segregated is $61,088,360.
[7]	Includes net unrealized appreciation of $1,154,327 on unfunded commitments with special purpose acquisition companies to purchase when-issued private investments in public entities.
[8]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.23%)
Communication Services (3.80%)

	Cable & Satellite (1.62%)
80,000	Liberty Broadband Corporation, Cl A [1]	$319,985	$13,453,600
260,000	Liberty Broadband Corporation, Cl C [1]	1,017,091	45,151,600
625,000	Liberty Media Corp.-Liberty SiriusXM, Cl C [1]	1,322,731	28,993,750

		2,659,807	87,598,950

	Movies & Entertainment (2.18%)
1,250,000	Liberty Media Corporation-Liberty Formula One, Cl C [1]	22,521,105	60,262,500
225,000	Madison Square Garden Entertainment Corp. [1]	3,552,159	18,893,250
225,000	Madison Square Garden Sports Corp. [1]	8,416,556	38,828,250

		34,489,820	117,984,000

Total Communication Services		37,149,627	205,582,950

Consumer Discretionary (14.59%)

	Casinos & Gaming (3.79%)
925,000	DraftKings, Inc., Cl A [1]	11,844,047	48,257,250
1,025,000	Penn National Gaming, Inc. [1]	18,170,393	78,402,250
1,850,000	Red Rock Resorts, Inc., Cl A [1]	38,035,830	78,625,000

		68,050,270	205,284,500

	Education Services (1.70%)
625,000	Bright Horizons Family Solutions, Inc. [1]	19,174,147	91,943,750

	General Merchandise Stores (0.94%)
600,000	Ollie’s Bargain Outlet Holdings, Inc. [1]	36,339,481	50,478,000

	Home Improvement Retail (2.49%)
1,275,000	Floor & Decor Holdings, Inc., Cl A [1]	45,156,042	134,767,500

	Homebuilding (3.56%)
1,575,000	Installed Building Products, Inc. [4]	88,774,702	192,717,000

	Leisure Facilities (1.11%)
800,000	Planet Fitness, Inc., Cl A [1]	28,416,505	60,200,000

	Restaurants (1.00%)
1,000,000	The Cheesecake Factory, Inc. [1]	22,120,507	54,180,000

Total Consumer Discretionary		308,031,654	789,570,750

Shares		Cost	Value
Common Stocks (continued)
Consumer Staples (1.21%)

	Packaged Foods & Meats (1.21%)
3,000,000	UTZ Brands, Inc.	$49,020,000	$65,370,000

Financials (3.87%)

	Insurance Brokers (1.48%)
3,000,000	BRP Group, Inc., Cl A [1]	48,364,954	79,950,000

	Investment Banking & Brokerage (0.94%)
625,000	Houlihan Lokey, Inc.	28,909,333	51,118,750

	Property & Casualty Insurance (1.45%)
475,000	Kinsale Capital Group, Inc.	67,820,848	78,265,750

Total Financials		145,095,135	209,334,500

Health Care (16.33%)

	Health Care Equipment (6.38%)
1,000,000	Axonics, Inc. [1]	35,459,918	63,410,000
300,000	CryoPort, Inc. [1]	13,683,573	18,930,000
200,000	DexCom, Inc. [1]	2,652,860	85,400,000
100,000	IDEXX Laboratories, Inc. [1]	1,383,489	63,155,000
320,000	Inspire Medical Systems, Inc. [1,5]	16,558,159	61,843,200
1,100,000	Silk Road Medical, Inc. [1,5]	45,930,627	52,646,000

		115,668,626	345,384,200

	Health Care Services (0.54%)
500,000	Innovage Holding Corp. [1]	11,059,903	10,655,000
3,250,000	SOC Telemed, Inc. [1]	32,300,144	18,492,500

		43,360,047	29,147,500

	Health Care Supplies (0.46%)
500,000	Figs, Inc., Cl A [1]	12,760,012	25,050,000

	Health Care Technology (0.39%)
741,845	Certara, Inc. [1]	17,505,744	21,016,469

	Life Sciences Tools & Services (6.07%)
250,000	Guardant Health, Inc. [1,5]	4,953,266	31,047,500
600,000	ICON plc [1,2]	16,994,341	124,026,000
2,250,000	MaxCyte, Inc. (United Kingdom) [1,5]	26,123,920	27,949,576
37,500	Mettler-Toledo International, Inc. [1]	1,817,455	51,950,250
315,373	Olink Holding AB, ADR [1,2]	7,482,198	10,855,138
500,000	PRA Health Sciences, Inc. [1]	9,000,000	82,605,000

		66,371,180	328,433,464

	Managed Health Care (1.37%)
925,000	HealthEquity, Inc. [1]	18,699,522	74,444,000

	Pharmaceuticals (1.12%)
1,000,000	Dechra Pharmaceuticals PLC (United Kingdom) [2]	28,027,985	60,450,209

Total Health Care		302,393,116	883,925,842

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (24.81%)

	Aerospace & Defense (4.29%)
2,350,000	Kratos Defense & Security Solutions, Inc. [1]	$35,335,984	$66,951,500
1,275,000	Mercury Systems, Inc. [1]	43,874,314	84,507,000
125,000	TransDigm Group, Inc. [1]	0	80,911,250

		79,210,298	232,369,750

	Building Products (2.99%)
1,090,609	The AZEK Co., Inc. [1]	25,084,007	46,307,258
3,000,000	Janus International Group, Inc. Cl A [3,9]	30,000,000	41,280,000
725,000	Trex Company, Inc. [1]	27,101,408	74,102,250

		82,185,415	161,689,508

	Diversified Support Services (1.06%)
1,850,000	Driven Brands Holdings, Inc. [1]	45,803,401	57,202,000

	Electrical Components & Equipment (4.82%)
1,750,000	Array Technologies, Inc. [1]	37,616,575	27,300,000
1,200,000	Shoals Technologies Group, Inc., Cl A [1]	32,825,720	42,600,000
7,000,000	Vertiv Holdings Co.	69,871,612	191,100,000

		140,313,907	261,000,000

	Environmental & Facilities Services (1.32%)
600,000	Waste Connections, Inc. [2]	26,200,000	71,658,000

	Human Resource & Employment Services (3.42%)
1,550,000	ASGN, Inc. [1]	34,021,695	150,241,500
1,750,000	First Advantage Corp. [1]	26,390,061	34,842,500

		60,411,756	185,084,000

	Industrial Machinery (1.83%)
500,000	John Bean Technologies Corp.	42,775,112	71,310,000
140,000	RBC Bearings, Incorporated [1]	8,868,639	27,918,800

		51,643,751	99,228,800

	Research & Consulting Services (2.03%)
4,000,000	Clarivate Plc [1,2]	44,078,833	110,120,000

	Trading Companies & Distributors (3.05%)
500,000	Hydrofarm Holdings Group, Inc. [1,5]	23,336,421	29,555,000
800,000	SiteOne Landscape Supply, Inc. [1,6]	19,405,950	135,408,000

		42,742,371	164,963,000

Total Industrials		572,589,732	1,343,315,058

Shares		Cost	Value
Common Stocks (continued)
Information Technology (26.03%)

	Application Software (9.86%)
750,000	Altair Engineering, Inc., Cl A [1]	$11,935,619	$51,727,500
800,000	Aspen Technology, Inc. [1]	29,983,938	110,032,000
850,000	Ceridian HCM Holding, Inc. [1]	23,711,721	81,532,000
3,000,000	E2open Parent Holdings, Inc., Cl A [3,9]	30,000,000	33,060,000
2,500,000	E2open Parent Holdings, Inc. [1]	26,380,601	28,550,000
1,225,000	Guidewire Software, Inc. [1]	31,269,358	138,082,000
1,175,000	The Trade Desk, Inc., Cl A [1]	4,171,250	90,898,000

		157,452,487	533,881,500

	Data Processing & Outsourced Services (5.46%)
750,000	Nuvei Corp. (Canada) [1,2]	20,780,312	61,875,000
3,500,000	Paya Holdings, Inc., Cl A [1]	36,561,336	38,570,000
3,500,000	Repay Holdings Corporation [1]	33,000,000	84,140,000
405,170	Shift4 Payments, Inc., Cl A [1]	9,677,975	37,972,532
375,000	WEX, Inc. [1]	15,715,807	72,712,500

		115,735,430	295,270,032

	Electronic Equipment & Instruments (1.86%)
1,200,000	Cognex Corp.	9,420,069	100,860,000

	Internet Services & Infrastructure (1.61%)
300,000	Wix.com Ltd. [1,2]	15,501,799	87,084,000

	IT Consulting & Other Services (6.82%)
786,473	Endava plc, ADR [1,2]	25,308,704	89,170,309
1,000,000	Gartner, Inc. [1]	14,988,362	242,200,000
2,500,000	Grid Dynamics Holdings, Inc. [1]	24,881,763	37,575,000

		65,178,829	368,945,309

	Systems Software (0.42%)
682,429	Jamf Holding Corp. [1,5]	19,287,457	22,909,142

Total Information Technology		382,576,071	1,408,949,983

Materials (2.75%)

	Commodity Chemicals (0.15%)
1,000,000	Origin Materials, Inc. [1,3,9]	10,000,000	7,980,000

	Metal & Glass Containers (0.96%)
800,000	Berry Global Group, Inc. [1]	12,652,147	52,176,000

	Specialty Chemicals (1.64%)
1,809,631	Avient Corp.	57,788,524	88,961,460

Total Materials		80,440,671	149,117,460

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Real Estate (3.84%)

	Specialized REITs (3.84%)
2,800,000	Americold Realty Trust [5]	$63,378,545	$105,980,000
320,000	SBA Communications Corp.	1,289,008	101,984,000

Total Real Estate		64,667,553	207,964,000

Special Purpose Acquisition Company (1.00%)
1,500,000	Empower Ltd., Cl A [1,2]	15,125,768	15,015,000
1,250,000	Fifth Wall Acquisition Corp. I, Cl A [1]	13,300,697	15,387,500
1,903,162	Landcadia Holdings III, Inc., Cl A [1]	21,262,512	23,599,209

Total Special Purpose Acquisition Company		49,688,977	54,001,709

Total Common Stocks		1,991,652,536	5,317,132,252

Warrants (0.07%)
Consumer Discretionary (0.01%)
	Hotels, Resorts & Cruise Lines (0.01%)
260,850	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024 [1,5]	0	808,635

Consumer Staples (0.06%)

	Packaged Foods & Meats (0.06%)
1,403,600	Whole Earth Brands, Inc., Exp 6/25/2025 [1]	0	3,115,992

Total Warrants		0	3,924,627

Principal Amount		Cost	Value
Short Term Investments (1.56%)
$84,671,422	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2021, 0.00% due 7/1/2021; Proceeds at maturity – $84,671,422; (Fully collateralized by $87,962,600 U.S. Treasury Bond, 1.875% due 2/15/2041 Market value – $86,364,883)[8]	$84,671,422	$84,671,422

Total Investments (99.86%)		$2,076,323,958	5,405,728,301

Cash and Other Assets Less Liabilities (0.14%) [7]			7,586,000

Net Assets			$5,413,314,301

Retail Shares (Equivalent to $40.17 per share based on 45,591,407 shares outstanding)			$1,831,323,086

Institutional Shares (Equivalent to $42.56 per share based on 77,856,478 shares outstanding)			$3,313,343,802

R6 Shares (Equivalent to $42.54 per share based on 6,314,793 shares outstanding)			$268,647,413

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2021, the market value of restricted and fair valued securities amounted to $82,320,000 or 1.52% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	All or a portion of these securities are segregated for unfunded commitments. Total value of securities segregated is $89,369,280.
[7]	Includes net unrealized appreciation of $9,193 on unfunded commitments with special purpose acquisition companies to purchase when-issued private investments in public entities.
[8]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[9]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.97%)
Communication Services (20.06%)
	Interactive Home Entertainment (1.53%)
114,000	Electronic Arts, Inc.	$13,119,491	$16,396,620
47,500	Take-Two Interactive Software, Inc. [1]	5,288,027	8,408,450

		18,407,518	24,805,070

	Interactive Media & Services (16.63%)
39,550	Alphabet, Inc., Cl C [1,5]	53,222,693	99,124,956
431,500	Pinterest, Inc., Cl A [1]	13,138,359	34,066,925
428,000	Snap, Inc., Cl A [1]	6,424,270	29,163,920
444,001	Taboola.com Ltd. (formerly, ION Acquisition Corp. 1 Limited) [1,2,3,4,8]	4,440,010	4,431,130
949,406	Tripadvisor, Inc. [1]	32,758,749	38,261,062
199,303	Zillow Group, Inc., Cl C [1]	12,604,492	24,358,812
778,369	ZoomInfo Technologies Inc., Cl A [1]	25,572,629	40,607,511

		148,161,202	270,014,316

	Movies & Entertainment (1.90%)
650,000	Endeavor Group Holdings, Inc., Cl A [1]	15,600,000	18,011,500
24,425	Netflix, Inc. [1]	3,966,732	12,901,529

		19,566,732	30,913,029

Total Communication Services		186,135,452	325,732,415

Consumer Discretionary (13.17%)
	Automobile Manufacturers (2.84%)
67,900	Tesla, Inc. [1]	2,677,714	46,151,630

	Internet & Direct Marketing Retail (10.33%)
105,500	Alibaba Group Holding Limited, ADR [1,2]	17,661,028	23,925,290
24,275	Amazon.com, Inc. [1]	29,742,116	83,509,884
293,900	Farfetch Limited, Cl A [1,2]	13,864,220	14,800,804
8,529	MercadoLibre, Inc. [1]	4,838,488	13,286,391
533,000	Stitch Fix, Inc., Cl A [1]	28,973,389	32,139,900

		95,079,241	167,662,269

Total Consumer Discretionary		97,756,955	213,813,899

Financials (1.56%)
	Consumer Finance (1.17%)
990,099	SoFi Technologies, Inc. [1]	9,900,990	18,980,198

	Financial Exchanges & Data (0.39%)
13,600	MarketAxess Holdings, Inc.	2,665,441	6,304,824

Total Financials		12,566,431	25,285,022

Health Care (14.91%)

	Biotechnology (6.65%)
265,779	Acceleron Pharma, Inc. [1]	22,137,670	33,352,607
113,639	argenx SE, ADR [1,2]	13,172,425	34,213,294
487,600	Arrowhead Pharmaceuticals, Inc. [1]	22,064,385	40,383,032

		57,374,480	107,948,933

	Health Care Equipment (4.05%)
525,000	Butterfly Network, Inc. [1]	5,250,000	7,602,000
131,100	Edwards Lifesciences Corp. [1]	7,561,453	13,578,027
20,435	Intuitive Surgical, Inc. [1]	9,530,452	18,792,843
136,000	Shockwave Medical, Inc. [1]	6,757,535	25,803,280

		29,099,440	65,776,150

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)

	Health Care Supplies (0.20%)
65,779	Figs, Inc., Cl A [1]	$1,447,138	$3,295,528

	Health Care Technology (0.54%)
116,374	Schrödinger, Inc. [1]	2,485,556	8,799,038

	Life Sciences Tools & Services (3.47%)
50,419	10X Genomics, Inc., Cl A [1]	3,006,785	9,873,049
227,500	CareDx, Inc. [1,4]	7,236,973	20,820,800
98,637	Guardant Health, Inc. [1,4]	10,366,504	12,249,729
28,215	Illumina, Inc. [1]	5,301,531	13,351,620

		25,911,793	56,295,198

Total Health Care		116,318,407	242,114,847

Industrials (2.74%)

	Aerospace & Defense (1.13%)
642,969	Kratos Defense & Security Solutions, Inc. [1]	10,282,149	18,318,187

	Research & Consulting Services (1.61%)
315,330	CoStar Group, Inc. [1]	12,772,623	26,115,630

Total Industrials		23,054,772	44,433,817

Information Technology (39.84%)

	Application Software (13.05%)
34,900	Adobe, Inc. [1]	8,174,023	20,438,836
49,000	Atlassian Corp. PLC [1,2]	11,935,490	12,586,140
57,000	Avalara, Inc. [1]	7,910,726	9,222,600
333,070	Ceridian HCM Holding, Inc. [1]	23,544,543	31,948,074
232,100	Guidewire Software, Inc. [1]	11,878,404	26,162,312
21,000	HubSpot, Inc. [1]	10,883,860	12,237,120
145,100	RingCentral, Inc., Cl A [1]	30,943,581	42,163,158
39,500	ServiceNow, Inc. [1,4]	9,588,431	21,707,225
333,283	SimilarWeb Ltd. [1,2]	7,167,469	6,565,675
149,410	The Trade Desk, Inc., Cl A [1]	1,424,601	11,558,358
72,700	Workday, Inc., Cl A [1]	17,226,487	17,356,398

		140,677,615	211,945,896

	Data Processing & Outsourced Services (6.88%)
3,000	Adyen N.V., 144A (Netherlands) [1,2,7]	2,422,754	7,356,988
72,300	MasterCard Incorporated, Cl A	16,486,273	26,396,007
112,200	PayPal Holdings, Inc. [1]	15,729,601	32,704,056
42,500	Square, Inc., Cl A [1]	7,600,761	10,361,500
149,300	Visa, Inc., Cl A	25,109,011	34,909,326

		67,348,400	111,727,877

	Electronic Equipment & Instruments (1.18%)
275,000	PAR Technology Corp. [1]	10,889,761	19,233,500

	Internet Services & Infrastructure (2.27%)
220,677	GDS Holdings Limited, ADR [1,2]	11,246,223	17,320,938
67,043	Wix.com Ltd. [1,2]	3,803,923	19,461,242

		15,050,146	36,782,180

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	IT Consulting & Other Services (3.42%)
202,368	Endava plc, ADR [1,2]	$6,819,469	$22,944,484
134,587	Gartner, Inc. [1]	7,154,309	32,596,971

		13,973,778	55,541,455

	Semiconductors (3.36%)
390,000	indie Semiconductor, Inc., Cl A [1]	4,158,481	3,853,200
1,000,000	indie Semiconductor Inc., Cl A [1,3,8]	10,000,000	9,490,000
51,600	NVIDIA Corp.	18,021,141	41,285,160

		32,179,622	54,628,360

	Systems Software (9.68%)
61,723	Crowdstrike Holdings, Inc., Cl A [1]	3,067,061	15,511,607
493,900	Microsoft Corporation	78,400,719	133,797,510
32,508	Snowflake, Inc., Cl A [1,4]	3,900,960	7,860,435

		85,368,740	157,169,552

Total Information Technology		365,488,062	647,028,820

Materials (0.49%)

	Commodity Chemicals (0.49%)
199,805	Zymergen, Inc. [1]	6,193,955	7,994,198

Real Estate (1.87%)

	Real Estate Services (1.17%)
1,073,230	Opendoor Technologies, Inc. [1]	10,732,300	19,028,368

	Specialized REITs (0.70%)
14,225	Equinix, Inc.	2,122,124	11,416,985

Total Real Estate		12,854,424	30,445,353

Special Purpose Acquisition Company (0.33%)
500,000	The Original Bark Co. [1,3,8]	5,000,000	5,305,000

Total Common Stocks		825,368,458	1,542,153,371

Private Common Stocks (0.29%)
Industrials (0.29%)
9,099	Space Exploration Technologies Corp., Cl A [1,3,4,8]	3,821,489	3,623,859
2,806	Space Exploration Technologies Corp., Cl C [1,3,4,8]	1,178,492	1,117,545

Total Private Common Stocks		4,999,981	4,741,404

Private Convertible Preferred Stocks (1.93%)
Consumer Discretionary (1.35%)
	Automobile Manufacturers (1.35%)
484,183	Rivian Automotive, Inc., Series E [1,3,4,8]	7,499,995	17,498,374
122,117	Rivian Automotive, Inc., Series F [1,3,4,8]	4,500,011	4,464,597

Total Consumer Discretionary		12,000,006	21,962,971

Materials (0.58%)
	Fertilizers & Agricultural Chemicals (0.58%)
219,321	Farmers Business Network, Inc., Series F [1,3,4,8]	7,250,007	9,371,587

Total Private Convertible Preferred Stocks		19,250,013	31,334,558

Shares		Cost	Value
Private Preferred Stocks (0.89%)
Industrials (0.89%)
	Aerospace & Defense (0.45%)
18,519	Space Exploration Technologies Corp., Cl N [1,3,4,8]	$5,000,130	$7,375,562

	Trucking (0.44%)
266,956	GM Cruise Holdings, Cl G [1,3,4,8]	7,034,291	7,103,699

Total Private Preferred Stocks		12,034,421	14,479,261

Warrants (0.02%)
Communication Services (0.02%)
	Interactive Media & Services (0.02%)
106,682	Taboola.com Ltd. Exp 10/15/2027 [1,2]	192,759	330,714

Short Term Investments (1.01%)
$16,392,013	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2021, 0.00% due 7/1/2021; Proceeds at maturity – $16,392,013; (Fully collateralized by $13,042,100 U.S. Treasury Bond, 5.25% due 11/15/2028 Market value – $16,719,868)[7]	16,392,013	16,392,013

Total Investments (99.11%)		$878,237,645	1,609,431,321

Cash and Other Assets Less Liabilities (0.89%) [6]			14,481,280

Net Assets			$1,623,912,601

Retail Shares (Equivalent to $44.42 per share based on 20,558,851 shares outstanding)			$913,240,460

Institutional Shares (Equivalent to $46.80 per share based on 14,416,157 shares outstanding)			$674,639,606

R6 Shares (Equivalent to $46.85 per share based on 769,084 shares outstanding)			$36,032,535

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2021, the market value of restricted and fair valued securities amounted to $69,781,353 or 4.30% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	All or a portion of these securities are segregated for unfunded commitments. Total value of securities segregated is $25,063,200.
[6]	Includes net unrealized depreciation of $609,369 on unfunded commitments with special purpose acquisition companies to purchase when-issued private investments in public entities.
[7]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[8]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the market value of Rule 144A securities amounted to 7,356,988 or 0.45% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.55%)
Communication Services (13.10%)

	Interactive Media & Services (13.10%)
11,490	Alphabet, Inc., Cl A [1]	$17,696,238	$28,056,167
10,283	Alphabet, Inc., Cl C [1]	4,420,382	25,772,489
116,389	Facebook, Inc., Cl A [1]	16,229,480	40,469,619
301,416	ZoomInfo Technologies Inc., Cl A [1]	9,285,584	15,724,873

Total Communication Services		47,631,684	110,023,148

Consumer Discretionary (12.98%)

	Internet & Direct Marketing Retail (12.98%)
1,107	Airbnb, Inc., Cl A [1,3]	75,276	169,526
104,576	Alibaba Group Holding Limited, ADR [1,2]	10,970,281	23,715,745
19,267	Amazon.com, Inc. [1]	8,804,069	66,281,563
12,138	MercadoLibre, Inc. [1]	7,661,536	18,908,455

Total Consumer Discretionary		27,511,162	109,075,289

Financials (2.21%)

	Financial Exchanges & Data (2.21%)
45,219	S&P Global, Inc.	10,911,824	18,560,138

Health Care (16.58%)

	Biotechnology (4.32%)
112,455	Acceleron Pharma, Inc. [1]	11,815,692	14,111,978
42,879	argenx SE, ADR [1,2]	12,945,859	12,909,581
151,572	BridgeBio Pharma, Inc. [1]	9,373,273	9,239,829

		34,134,824	36,261,388

	Health Care Equipment (3.43%)
31,366	Intuitive Surgical, Inc. [1]	13,622,943	28,845,428

	Health Care Technology (3.72%)
100,453	Veeva Systems, Inc., Cl A [1]	7,493,348	31,235,860

	Life Sciences Tools & Services (5.11%)
90,959	10X Genomics, Inc., Cl A [1]	9,317,473	17,811,592
53,181	Illumina, Inc. [1]	8,362,363	25,165,781

		17,679,836	42,977,373

Total Health Care		72,930,951	139,320,049

Information Technology (51.62%)
	Application Software (13.04%)
54,742	Adobe, Inc. [1]	27,393,137	32,059,105
82,883	RingCentral, Inc., Cl A [1]	17,980,960	24,084,142
60,004	ServiceNow, Inc. [1,3]	23,859,149	32,975,198
90,465	Splunk, Inc. [1]	12,002,179	13,079,430
18,932	Zoom Video Communications, Inc., Cl A [1]	6,959,486	7,327,252

		88,194,911	109,525,127

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	Data Processing & Outsourced Services (13.31%)
6,218	Adyen N.V., 144A (Netherlands) [1,2],5	$4,711,862	$15,248,584
77,774	MasterCard Incorporated, Cl A	7,508,689	28,394,510
85,461	PayPal Holdings, Inc. [1]	18,388,284	24,910,172
80,839	Square, Inc., Cl A [1]	17,963,675	19,708,548
100,918	Visa, Inc., Cl A	6,191,852	23,596,647

		54,764,362	111,858,461

	Internet Services & Infrastructure (4.91%)
14,315	Shopify, Inc., Cl A [1,2]	17,403,397	20,913,929
70,014	Wix.com Ltd. [1,2]	9,796,907	20,323,664

		27,200,304	41,237,593

	IT Consulting & Other Services (3.87%)
63,602	EPAM Systems, Inc. [1]	9,148,341	32,498,078

	Semiconductor Equipment (3.22%)
39,157	ASML Holding N.V. [2]	4,042,938	27,051,222

	Semiconductors (2.14%)
22,540	NVIDIA Corp.	12,544,356	18,034,254

	Systems Software (11.13%)
93,792	Crowdstrike Holdings, Inc., Cl A [1]	5,972,732	23,570,868
83,835	Datadog, Inc., Cl A [1,3]	2,263,545	8,725,547
256,769	Dynatrace, Inc. [1,3]	11,122,881	15,000,445
49,773	Snowflake, Inc., Cl A [1,3]	6,209,275	12,035,111
81,789	Twilio, Inc., Cl A [1,3]	11,034,337	32,237,952
28,607	UiPath, Inc., Cl A [1]	1,601,992	1,943,273

		38,204,762	93,513,196

Total Information Technology		234,099,974	433,717,931

Real Estate (2.06%)
	Specialized REITs (2.06%)
21,508	Equinix, Inc.	4,587,574	17,262,321

Total Common Stocks		$397,673,169	$827,958,876

Private Common Stocks (0.17%)
Industrials (0.17%)
2,730	Space Exploration Technologies Corp., Cl A [1,3,4,6]	1,146,573	1,087,277
841	Space Exploration Technologies Corp., Cl C [1,3,4,6]	353,211	334,945

Total Private Common Stocks		1,499,784	1,422,222

Private Convertible Preferred Stocks (0.35%)
Consumer Discretionary (0.35%)

	Automobile Manufacturers (0.35%)
81,411	Rivian Automotive, Inc., Series F [1,3,4,6]	2,999,996	2,976,386

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Cost	Value
Private Preferred Stocks (0.42%)
Industrials (0.42%)
	Trucking (0.42%)
133,288	GM Cruise Holdings, Cl G [1,3,4,6]	$3,512,139	$3,546,794

Principal Amount
Short Term Investments (0.64%)
$5,358,665	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2021, 0.00% due 7/1/2021; Proceeds at maturity – $5,358,665; (Fully collateralized by $4,263,600 U.S. Treasury Bond, 5.25% due 11/15/2028 Market value – $5,465,901)[5]	5,358,665	5,358,665

Total Investments (100.13%)		$411,043,753	841,262,943

Liabilities Less Cash and Other Assets (-0.13%)			(1,120,840)

Net Assets			$840,142,103

Retail Shares (Equivalent to $56.16 per share based on 3,390,314 shares outstanding)			$190,402,969

Institutional Shares (Equivalent to $57.64 per share based on 10,577,657 shares outstanding)			$609,687,638

R6 Shares (Equivalent to $57.66 per share based on 694,634 shares outstanding)			$40,051,496

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]

At June 30, 2021, the market value of restricted and fair valued securities amounted to $7,945,402 or 0.94% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.

[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the market value of Rule 144A securities amounted to $15,248,584 or 1.82% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (92.17%)
Communication Services (5.80%)

	Advertising (1.69%)
3,875,000	S4 Capital PLC (United Kingdom) [1,2]	$12,841,181	$33,662,605

	Interactive Media & Services (1.66%)
825,000	Tripadvisor, Inc. [1]	28,690,867	33,247,500

	Movies & Entertainment (0.39%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A [1]	5,634,811	7,886,550

	Publishing (2.06%)
950,000	Future PLC (United Kingdom) [2]	18,404,637	41,158,707

Total Communication Services		65,571,496	115,955,362

Consumer Discretionary (8.07%)
	Casinos & Gaming (3.42%)
7,750,000	Melco International Development Ltd. (Hong Kong) [1,2,7]	15,367,374	14,212,371
150,371	Penn National Gaming, Inc. [1]	2,663,946	11,501,878
1,000,000	Red Rock Resorts, Inc., Cl A [1]	27,022,123	42,500,000

		45,053,443	68,214,249

	General Merchandise Stores (0.63%)
150,000	Ollie’s Bargain Outlet Holdings, Inc. [1]	10,471,280	12,619,500

	Home Improvement Retail (1.85%)
350,000	Floor & Decor Holdings, Inc., Cl A [1]	11,227,099	36,995,000

	Internet & Direct Marketing Retail (0.93%)
350,000	MYT Netherlands Parent BV, ADR [1,2,3]	9,100,000	10,650,500
400,000	The RealReal, Inc. [1]	7,688,189	7,904,000

		16,788,189	18,554,500

	Restaurants (0.62%)
200,000	The Cheesecake Factory, Inc. [1]	4,145,091	10,836,000
10,000	Wingstop, Inc.	874,199	1,576,300

		5,019,290	12,412,300

	Specialty Stores (0.62%)
550,000	Petco Health & Wellness Co., Inc. [1]	11,449,581	12,325,500

Total Consumer Discretionary		100,008,882	161,121,049

Consumer Staples (4.63%)
	Packaged Foods & Meats (0.97%)
100,000	Laird Superfood, Inc. [1]	2,547,796	2,987,000
750,000	UTZ Brands, Inc.	12,255,000	16,342,500

		14,802,796	19,329,500

	Personal Products (2.10%)
2,500,000	The Beauty Health Co. [1]	27,055,430	42,000,000

	Soft Drinks (1.56%)
875,000	Fevertree Drinks PLC (United Kingdom) [2]	26,629,565	31,143,270

Total Consumer Staples		68,487,791	92,472,770

Shares		Cost	Value
Common Stocks (continued)
Financials (2.90%)

	Insurance Brokers (1.00%)
750,007	BRP Group, Inc., Cl A [1]	$15,155,098	$19,987,687

	Property & Casualty Insurance (1.90%)
230,000	Kinsale Capital Group, Inc.	16,845,760	37,897,100

Total Financials		32,000,858	57,884,787

Health Care (23.49%)

	Biotechnology (1.65%)
237,800	Applied Therapeutics, Inc. [1]	9,274,716	4,941,484
146,000	Biohaven Pharmaceutical Holding Co. Ltd. [1,2]	6,453,537	14,173,680
380,143	Recursion Pharmaceuticals, Inc., Cl A [1]	6,842,574	13,875,220

		22,570,827	32,990,384

	Health Care Equipment (10.85%)
935,000	Acutus Medical, Inc. [1]	18,263,968	15,876,300
580,084	AxoGen, Inc. [1]	9,919,925	12,535,615
637,982	Axonics, Inc. [1]	28,878,670	40,454,439
527,500	Butterfly Network, Inc. [1]	5,275,000	7,638,200
202,500	CryoPort, Inc. [1]	5,127,704	12,777,750
308,580	Eargo, Inc. [1]	9,305,920	12,315,428
89,823	Inari Medical, Inc. [1]	2,337,837	8,378,689
707,985	Inogen, Inc. [1]	32,258,659	46,139,382
50,000	Inspire Medical Systems, Inc. [1,3]	2,923,748	9,663,000
540,208	Silk Road Medical, Inc. [1,3]	21,944,575	25,854,355
3,800,000	ViewRay, Inc. [1]	19,150,429	25,080,000

		155,386,435	216,713,158

	Health Care Services (0.88%)
323,963	Accolade, Inc. [1]	9,020,518	17,594,431

	Health Care Supplies (1.72%)
2,629,967	Cerus Corp. [1]	14,027,651	15,543,105
2,365,363	Sientra, Inc. [1]	17,781,625	18,828,289

		31,809,276	34,371,394

	Life Sciences Tools & Services (4.45%)
50,000	Berkeley Lights, Inc. [1]	1,100,000	2,240,500
499,729	CareDx, Inc. [1,3]	10,068,530	45,735,198
150,000	Olink Holding AB, ADR [1,2]	5,649,156	5,163,000
68,980	Seer, Inc. [1]	1,310,620	2,261,165
834,090	Veracyte, Inc. [1,3]	24,356,550	33,346,918

		42,484,856	88,746,781

	Managed Health Care (2.03%)
688,279	Progyny, Inc. [1]	16,465,247	40,608,461

	Pharmaceuticals (1.91%)
1,133,932	Revance Therapeutics, Inc. [1]	23,485,800	33,609,744
3,831,500	TherapeuticsMD, Inc. [1]	16,199,093	4,559,485

		39,684,893	38,169,229

Total Health Care		317,422,052	469,193,838

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (16.86%)

	Aerospace & Defense (4.07%)
1,102,370	Kratos Defense & Security Solutions, Inc. [1]	$19,500,520	$31,406,521
752,680	Mercury Systems, Inc. [1]	41,981,485	49,887,631

		61,482,005	81,294,152

	Building Products (1.13%)
220,000	Trex Company, Inc. [1]	7,416,878	22,486,200

	Diversified Support Services (1.27%)
989,712	ACV Auctions, Inc., Cl A [1]	28,429,380	25,366,318

	Electrical Components & Equipment (0.40%)
222,521	Shoals Technologies Group, Inc., Cl A [1]	5,563,025	7,899,495

	Environmental & Facilities Services (1.61%)
599,642	Montrose Environmental Group, Inc. [1]	10,554,326	32,176,790

	Heavy Electrical Equipment (1.70%)
702,000	TPI Composites, Inc. [1]	15,929,051	33,990,840

	Industrial Conglomerates (1.30%)
450,000	Raven Industries, Inc. [1]	11,048,864	26,032,500

	Industrial Machinery (3.16%)
86,600	ESCO Technologies, Inc.	4,658,023	8,123,946
300,000	Helios Technologies, Inc.	12,051,607	23,415,000
253,105	Kornit Digital Ltd. [1,2]	8,856,307	31,468,545

		25,565,937	63,007,491

	Trading Companies & Distributors (2.22%)
250,000	Hydrofarm Holdings Group, Inc. [1,3]	13,723,547	14,777,500
175,000	SiteOne Landscape Supply, Inc. [1,5]	9,431,317	29,620,500

		23,154,864	44,398,000

Total Industrials		189,144,330	336,651,786

Information Technology (25.40%)

	Application Software (5.65%)
650,000	Alkami Technology, Inc. [1]	20,362,670	23,185,500
875,000	DoubleVerify Holdings, Inc. [1]	28,327,791	37,047,500
215,500	Everbridge, Inc. [1]	24,899,739	29,325,240
250,000	Medallia, Inc. [1]	6,635,670	8,437,500
500,000	Viant Technology, Inc., Cl A [1]	13,515,462	14,890,000

		93,741,332	112,885,740
	Data Processing & Outsourced Services (1.47%)
300,000	Paymentus Holdings, Inc., Cl A [1]	6,775,612	10,650,000
200,000	Shift4 Payments, Inc., Cl A [1]	7,218,579	18,744,000

		13,994,191	29,394,000

	Electronic Equipment & Instruments (3.96%)
410,000	Advanced Energy Industries, Inc.	29,968,519	46,211,100
10,431	Novanta, Inc. [1,2]	272,590	1,405,682
450,000	PAR Technology Corp. [1]	13,275,366	31,473,000

		43,516,475	79,089,782

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	IT Consulting & Other Services (2.56%)
450,000	Endava plc, ADR [1,2]	$13,125,641	$51,021,000

	Semiconductor Equipment (2.89%)
585,800	Ichor Holdings Ltd. [1,2]	16,144,595	31,516,040
255,000	Nova Measuring Instruments Ltd. [1,2]	8,116,967	26,236,950

		24,261,562	57,752,990

	Semiconductors (2.36%)
875,000	Allegro MicroSystems, Inc. [1]	12,250,000	24,237,500
1,000,000	indie Semiconductor Inc., Cl A [1,4,8]	10,000,000	9,490,000
1,349,074	indie Semiconductor, Inc., Cl A [1]	13,729,587	13,328,851

		35,979,587	47,056,351

	Systems Software (6.51%)
333,775	Dynatrace, Inc. [1,3]	6,243,606	19,499,135
1,527,131	Ping Identity Holding Corp. [1]	32,570,696	34,971,300
70,000	Qualys, Inc. [1]	1,963,529	7,048,300
640,000	Sailpoint Technologies Holdings, Inc. [1]	34,106,314	32,684,800
621,000	Varonis Systems, Inc. [1]	19,427,813	35,782,020

		94,311,958	129,985,555

Total Information Technology		318,930,746	507,185,418

Materials (0.62%)

	Commodity Chemicals (0.62%)
308,808	Zymergen, Inc. [1]	9,654,124	12,355,408

Real Estate (3.83%)

	Diversified REITs (0.47%)
250,000	American Assets Trust, Inc.	6,544,637	9,322,500

	Industrial REITs (1.00%)
350,000	Rexford Industrial Realty, Inc.	12,654,993	19,932,500

	Office REITs (1.58%)
1,000,000	JBG SMITH Properties	33,666,311	31,510,000

	Specialized REITs (0.78%)
415,000	Americold Realty Trust [3]	8,047,275	15,707,750

Total Real Estate		60,913,216	76,472,750

Special Purpose Acquisition Company (0.57%)
325,000	Fifth Wall Acquisition Corp. I, Cl A [1]	4,026,685	4,000,750
731,239	Jaws Spitfire Acquisition Corp., Cl A [1,2]	7,552,364	7,319,702

Total Special Purpose Acquisition Company		11,579,049	11,320,452

Total Common Stocks		1,173,712,544	1,840,613,620

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (8.18%)
$163,351,094	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2021, 0.00% due 7/1/2021; Proceeds at maturity – $163,351,094; (Fully collateralized by $166,514,100 U.S. Treasury Bond, 1.25% due 6/30/2028 Market value – $166,618,171)[7]	$163,351,094	$163,351,094

Total Investments (100.35%)		$1,337,063,638	2,003,964,714

Liabilities Less Cash and Other Assets (-0.35%) [6]			(7,003,920)

Net Assets			$1,996,960,794

Retail Shares (Equivalent to $38.90 per share based on 7,623,857 shares outstanding)			$296,540,457

Institutional Shares (Equivalent to $39.66 per share based on 41,989,482 shares outstanding)			$1,665,094,600

R6 Shares (Equivalent to $39.66 per share based on 890,732 shares outstanding)			$35,325,737

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]

At June 30, 2021, the market value of restricted and fair valued securities amounted to $9,490,000 or 0.48% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.

[5]	All or a portion of these securities are segregated for unfunded commitments. Total value of securities segregated is $17,941,560.
[6]	Includes net unrealized depreciation of $438,180 on unfunded commitments with special purpose acquisition companies to purchase when-issued private investments in public entities.
[7]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[8]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Durable Advantage Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.10%)
Communication Services (16.14%)

	Cable & Satellite (1.27%)
507	Charter Communications, Inc., Cl A [1]	$198,094	$365,775

	Interactive Media & Services (14.87%)
944	Alphabet, Inc., Cl C [1]	1,570,193	2,365,966
5,533	Facebook, Inc., Cl A [1]	1,398,693	1,923,880

		2,968,886	4,289,846

Total Communication Services		3,166,980	4,655,621

Consumer Discretionary (1.24%)

	Internet & Direct Marketing Retail (1.24%)
1,575	Alibaba Group Holding Limited, ADR [1,2]	357,240	357,178

Consumer Staples (5.39%)

	Distillers & Vintners (2.44%)
3,016	Constellation Brands, Inc., Cl A	631,016	705,412

	Hypermarkets & Super Centers (1.94%)
1,414	Costco Wholesale Corp.	433,158	559,478

	Personal Products (1.01%)
912	The Estée Lauder Companies, Inc., Cl A	177,856	290,089

Total Consumer Staples		1,242,030	1,554,979

Financials (16.05%)

	Asset Management & Custody Banks (2.56%)
845	BlackRock, Inc.	544,860	739,350

	Financial Exchanges & Data (11.73%)
3,194	CME Group, Inc.	596,649	679,300
2,958	Moody’s Corp.	656,268	1,071,890
1,541	MSCI, Inc.	537,985	821,476
1,977	S&P Global, Inc.	462,402	811,460

		2,253,304	3,384,126

	Property & Casualty Insurance (1.76%)
12,992	Arch Capital Group Ltd. [1,2]	486,490	505,908

Total Financials		3,284,654	4,629,384

Health Care (16.06%)

	Health Care Equipment (4.46%)
4,791	Danaher Corp.	822,476	1,285,713

	Life Sciences Tools & Services (8.95%)
3,339	Agilent Technologies, Inc.	359,967	493,538
3,379	Iqvia Holdings, Inc. [1]	532,502	818,799
312	Mettler-Toledo International, Inc. [1]	275,478	432,226
1,660	Thermo Fisher Scientific, Inc.	563,979	837,420

		1,731,926	2,581,983

	Managed Health Care (2.65%)
1,913	UnitedHealth Group, Incorporated	536,810	766,042

Total Health Care		3,091,212	4,633,738

Shares		Cost	Value
Common Stocks (continued)
Industrials (4.10%)

	Aerospace & Defense (1.71%)
3,973	HEICO Corp., Cl A	$418,959	$493,367

	Research & Consulting Services (2.39%)
6,116	IHS Markit Ltd. [2]	376,063	689,029

Total Industrials		795,022	1,182,396

Information Technology (35.18%)

	Application Software (10.45%)
2,130	Adobe, Inc. [1]	776,559	1,247,413
946	Fair Isaac Corp. [1]	401,748	475,535
1,714	Intuit, Inc.	684,284	840,152
6,263	SS&C Technologies Holdings, Inc.	367,681	451,312

		2,230,272	3,014,412

	Data Processing & Outsourced Services (10.20%)
3,763	Fidelity National Information Services, Inc.	522,722	533,104
3,041	MasterCard Incorporated, Cl A	879,545	1,110,239
5,550	Visa, Inc., Cl A	1,206,242	1,297,701

		2,608,509	2,941,044

	Electronic Manufacturing Services (1.11%)
2,369	TE Connectivity Ltd. [2]	242,531	320,312

	IT Consulting & Other Services (2.61%)
2,558	Accenture plc, Cl A [2]	487,657	754,073

	Semiconductors (3.20%)
1,180	Monolithic Power Systems, Inc.	392,662	440,671
2,510	Texas Instruments, Inc.	355,374	482,673

		748,036	923,344

	Systems Software (7.61%)
8,101	Microsoft Corporation	1,476,572	2,194,561

Total Information Technology		7,793,577	10,147,746

Materials (0.99%)
	Specialty Chemicals (0.99%)
1,388	Ecolab, Inc.	285,843	285,886

Real Estate (1.95%)
	Specialized REITs (1.95%)
1,501	Alexandria Real Estate Equities, Inc. [3]	225,447	273,092
359	Equinix, Inc.	178,765	288,133

Total Real Estate		404,212	561,225

Total Common Stocks		20,420,770	28,008,153

See Notes to Schedules of Investments.

Baron Durable Advantage Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2021 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (5.09%)
$1,467,968	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2021, 0.00% due 7/1/2021; Proceeds at maturity – $1,467,968; (Fully collateralized by $1,496,400 U.S. Treasury Note, 1.25% due 6/30/2028 Market value – $1,497,335)[4]	$1,467,968	$1,467,968

Total Investments (102.19%)		$21,888,738	29,476,121

Liabilities Less Cash and Other Assets (-2.19%)			(630,690)

Net Assets			$28,845,431

Retail Shares (Equivalent to $18.12 per share based on 387,564 shares outstanding)			$7,022,368

Institutional Shares (Equivalent to $18.26 per share based on 984,322 shares outstanding)			$17,978,539

R6 Shares (Equivalent to $18.26 per share based on 210,498 shares outstanding)			$3,844,524

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Funds	June 30, 2021

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at June 30, 2021.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at June 30, 2021, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

f) Special purpose acquisition company. The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering (“IPO”), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction), the Fund will no longer be obligated to fulfill its commitment.

Baron Funds	June 30, 2021

g) Private investment in public equity. The Funds may acquire equity securities of an issuer that are issued through a PIPE transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Publicly traded securities acquired via a PIPE transaction are typically valued at a discount to the market price of an issuer’s common stock and classified as Level 2. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security.

As of June 30, 2021, certain Funds had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of the target companies. Unrealized appreciation (depreciation) on these commitments is separately presented as unrealized appreciation (depreciation) on unfunded commitments as a footnote on each Fund’s Schedule of Investments.

3. RESTRICTED SECURITIES

At June 30, 2021, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At June 30, 2021, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	$38,352,605

(Cost $26,000,460) (0.61% of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020	$14,606,738
Northvolt AB	9/21/2020	16,197,320
Zymergen, Inc.	7/29/2020	15,687,386

Total Restricted Securities		$46,491,444

(Cost $30,024,990)† (0.52% of Net Assets)

	Baron Small Cap Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
E2open Parent Holdings Inc.	4/21/2021	$33,060,000
Janus International Group, Inc.	4/30/2021	41,280,000
Origin Materials, Inc.	4/30/2021	7,980,000

Total Restricted Securities		$82,320,000

(Cost $70,000,000)† (1.52% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

Baron Funds	June 30, 2021

	Baron Opportunity Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
indie Semiconductor Inc.	4/30/2021	$9,490,000
The Original Bark Co.	4/30/2021	5,305,000
Taboola.com Ltd.	4/30/2021	4,431,130
Private Common Stocks
Space Exploration Technologies Corp.	3/25/21	4,741,404
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020	9,371,587
Rivian Automotive, Inc.	7/10/2020 - 1/19/2021	21,962,971
Private Preferred Stocks
GM Cruise Holdings	1/19/2021	7,103,699
Space Exploration Technologies Corp.	8/4/2020	7,375,562

Total Restricted Securities		$69,781,353

(Cost $55,724,425)† (4.30% of Net Assets)

	Baron Fifth Avenue Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-4/8/2021	$1,422,222
Private Convertible Preferred Stocks
Rivian Automotive, Inc.	1/19/2021	2,976,386
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	3,546,794

Total Restricted Securities		$7,945,402

(Cost $8,011,919)† (0.94% of Net Assets)

	Baron Discovery Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
indie Semiconductor Inc.	2/12/2021	$9,490,000

(Cost $10,000,000 ) (0.48% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

Baron Funds	June 30, 2021

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of June 30, 2021 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,152,405,895	$—	$—	$6,152,405,895
Private Preferred Stocks	—	—	38,352,605	38,352,605
Short Term Investments	—	51,045,138	—	51,045,138

Total Investments	$6,152,405,895	$51,045,138	$38,352,605	$6,241,803,638

Unrealized appreciation (depreciation) on unfunded commitments	—	—	$(205,192)	$(205,192)

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$8,944,062,723	$—	$—	$8,944,062,723
Private Convertible Preferred Stocks†	—	—	46,491,444	46,491,444
Warrants	299,197	—	—	299,197

Total Investments	$8,944,361,920	$—	$46,491,444	$8,990,853,364

Unrealized appreciation (depreciation) on unfunded commitments	—	—	$1,154,327	$1,154,327

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,234,812,252	$—	$82,320,000	$5,317,132,252
Warrants†	3,924,627	—	—	3,924,627
Short Term Investments	—	84,671,422	—	84,671,422

Total Investments	$5,238,736,879	$84,671,422	$82,320,000	$5,405,728,301

Unrealized appreciation (depreciation) on unfunded commitments	—	—	$9,193	$9,193

†	See Schedules of Investments for additional detailed categorizations.

Baron Funds	June 30, 2021

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,515,570,253	$7,356,988	$19,226,130	$1,542,153,371
Private Common Stocks	—	—	4,741,404	4,741,404
Private Convertible Preferred Stocks†	—	—	31,334,558	31,334,558
Private Preferred Stocks†	—	—	14,479,261	14,479,261
Warrants	330,714	—	—	330,714
Short Term Investments	—	16,392,013	—	16,392,013

Total Investments	$1,515,900,967	$23,749,001	$69,781,353	$1,609,431,321

Unrealized appreciation (depreciation) on unfunded commitments	—	—	$(609,369)	$(609,369)

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$812,710,292	$15,248,584	$—	$827,958,876
Private Common Stocks			1,422,222	1,422,222
Private Convertible Preferred Stocks		—	2,976,386	2,976,386
Private Preferred Stocks		—	3,546,794	3,546,794
Short Term Investments		5,358,665	—	5,358,665

Total Investments	$812,710,292	$20,607,249	$7,945,402	$841,262,943

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,816,911,249	$14,212,371	$9,490,000	$1,840,613,620
Short Term Investments	—	163,351,094	—	163,351,094

Total Investments	$1,816,911,249	$177,563,465	$9,490,000	$2,003,964,714

Unrealized appreciation (depreciation) on unfunded commitments	—	—	$(438,180)	$(438,180)

	Baron Durable Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$28,008,153	$—	$—	$28,008,153
Short Term Investments	—	1,467,968	—	1,467,968

Total Investments	$28,008,153	$1,467,968	$—	$29,476,121

†	See Schedules of Investments for additional detailed categorizations.

Baron Funds	June 30, 2021

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2021
Private Preferred Stocks
Industrials	$23,258,856	$—	$—	$15,093,749	$—	$—	$—	$—	$38,352,605	$15,093,749
Private Partnerships
Financials	182,756	—	602,920	(182,756)	—	(602 920)	—	—	—	—

Total	$23,441,612	$—	$602,920	$14,910,993	$—	$(602,920)	$—	$—	$38,352,605	$15,093,749

Unfunded Commitments	—	—	—	$(205,192)	—	—	—	—	$(205,192)	$(205,192)

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2021
Private Convertible Preferred Stocks
Industrials	$8,377,635	$—	$—	$7,819,685	$—	$—	$—	$—	$16,197,320	$7,819,685
Materials	18,350,623	—	—	11,943,501	—	—	—	—	30,294,124	11,943,501
Private Partnerships
Financials	61,517	—	202,947	(61,517)	—	(202,947)	—	—	—	—

Total	$26,789,775	$—	$202,947	$19,701,669	$—	$(202,947)	$—	$—	$46,491,444	$19,763,186

Unfunded Commitments	—	—	—	$1,154,327	—	—	—	—	$1,154,327	$1,154,327

	Baron Small Cap Fund
Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2021
Common Stocks
Industrials	$—	$—	$—	$11,280,000	$30,000,000	$—	$—	$—	$41,280,000	$11,280,000
Information Technology	—	—	—	3,060,000	30,000,000	—	—	—	33,060,000	3,060,000
Materials	—	—	—	(2,020,000)	10,000,000	—	—	—	7,980,000	(2,020,000)

Total	$—	$—	$—	$12,320,000	$70,000,000	$—	$—	$—	$82,320,000	$12,320,000

Unfunded Commitments	—	—	—	$9,193	—	—	—	—	$9,193	$9,193

Baron Funds	June 30, 2021

	Baron Opportunity Fund
Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2021
Common Stocks
Communication Service	$—	$—	$—	$(8,880)	$4,440,010	$—	$—	$—	$4,431,130	$(8,880)
Information Technology	—	—	—	(510,000)	10,000,000	—	—	—	9,490,000	(510,000)
Special Purpose Acquisition Company	—	—	—	305,000	5,000,000	—	—	—	5,305,000	305,000
Private Common Stocks
Industrials	—	—	—	(258,577)	4,999,981	—	—	—	4,741,404	(258,577)
Private Convertible Preferred Stocks
Consumer Discretionary	7,892,183	—	—	9,570,777	4,500,011	—	—	—	21,962,971	9,570,777
Materials	6,542,346	—	—	2,829,241	—	—	—	—	9,371,587	2,829,241
Private Preferred Stocks
Industrials	4,472,894	—	—	2,972,077	7,034,290	—	—	—	14,479,261	2,972,077

Total	$18,907,423	$—	$—	$14,899,638	$35,974,292	$—	$—	$—	$69,781,353	$14,899,638

Unfunded Commitments	—	—	—	$(609,369)	—	—	—	—	$(609,369)	$(609,369)

	Baron Fifth Avenue Fund
Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2021
Private Common Stocks
Industrials	$—	$—	$—	$(77,562)	$1,499,784	$—	$—	$—	$1,422,222	$(77,562)
Private Convertible Preferred Stocks
Consumer Discretionary	—	—	—	(23,609)	2,999,995	—	—	—	2,976,386	(23,609)
Private Preferred Stocks
Industrials	—	—	—	34,655	3,512,139	—	—	—	3,546,794	34,655

Total	$—	$—	$—	$(66,516)	$8,011,918	$—	$—	$—	$7,945,402	$(66,516)

	Baron Discovery Fund
Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2021	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2021
Common Stocks
Information Technology	$—	$—	$—	$(510,000)	$10,000,000	$—	$—	$—	$9,490,000	$(510,000)

Total	$—	$—	$—	$(510,000)	$10,000,000	$—	$—	$—	$9,490,000	$(510,000)

Unfunded Commitments	—	—	—	$(438,180)	—	—	—	—	$(438,180)	$(438,180)

Baron Funds	June 30, 2021

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of June 30, 2021 were as follows:

Baron Opportunity Fund

Sector	Company	Fair Value as of June 30, 2021	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2021	Range used on June 30, 2021
Private Convertible Preferred Stocks: Consumer Discretionary	Rivian Automotive LLC	$21,962,971	Combination of recent transaction, current value via comparable companies, option- pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	0.47%	(2.67)% – 1.92%
				Discount for lack of marketability	9.36%	9.36%
				Estimated volatility of the returns of equity[1]	46.75%	22.94% – 125.02%
				Scenario Probabilities: Scenario A / Scenario B2	90% / 10%	10% – 90%

[1]	The volatility was calculated as a weighted average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.

[2]	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of June 30, 2021, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,911,288,210	$1,413,921,860	$2,076,323,958	$878,237,645	$411,043,753	$1,337,063,638	$21,888,738

Gross tax unrealized appreciation	$4,331,806,229	$7,576,931,504	$3,356,064,233	$732,913,622	$430,490,084	$694,712,961	$7,587,445
Gross tax unrealized depreciation	(1,290,801)	—	(26,659,890)	(1,719,946)	(270,894)	(27,811,885)	(62)

Net unrealized appreciation	$4,330,515,428	$7,576,931,504	$3,329,404,343	$731,193,676	$430,219,190	$666,901,076	$7,587,383

Net unrealized appreciation (depreciation) on unfunded commitments	$(205,192)	$1,154,327	$9,193	$(609,369)	$—	$(438,180)	$—

Baron Funds	June 30, 2021

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2020	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at June 30, 2021	Value at June 30, 2021	% of Net Assets at June 30, 2021
“Affiliated” Company as of June 30, 2021:
Choice Hotels International, Inc.	$257,880,000	$—	$—	$98,700,000	$—	$675,000	3,000,000	$356,580,000	3.96%
Iridium Communications, Inc.	226,383,000	—	34,081,990	98,149,262	27,470,228	—	7,950,000	317,920,500	3.53%

	$484,263,000	$—	$34,081,990	$196,849,262	$27,470,228	$675,000		$674,500,500

No longer an “Affiliated” Company as of June 30, 2021:
Vail Resorts, Inc.	$436,498,800	$—	$10,141,130	$198,811,038	$7,871,292	$—	2,000,000	$633,040,000	7.03%

BARON SMALL CAP FUND

Name of Issuer	Value at September 30, 2020	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at June 30, 2021	Value at June 30, 2021	% of Net Assets at June 30, 2021
“Affiliated” Company as of June 30, 2021:
Installed Building Products, Inc.	$170,431,250	$—	$13,568,335	$30,307,171	$5,546,914	$975,000	1,575,000	$192,717,000	3.56%

No longer an “Affiliated” Company as of June 30, 2021:
Paya Holdings, Inc. (formerly, FinTech Acquisition Corp. III)[2]	$25,775,000	$10,583,654	$—	$2,211,346	$—	$—	3,500,000	$38,570,000	0.71%
Repay Holdings Corporation	88,762,203	—	6,711,771	(4,622,203)	6,711,771	—	3,500,000	84,140,000	1.55%
UTZ Brands, Inc.	73,390,000	—	27,425,952	9,954,000	9,451,952	590,988	3,000,000	65,370,000	1.21%
Whole Earth Brands, Inc.	16,680,000	—	16,757,891	3,320,000	(3,242,109)	—	—	—	0.00%
Whole Earth Brands, Inc., Warrants Exp 6/25/2025	1,333,420	—	—	1,782,572	—	—	1,403,600	3,115,992	0.06%

	$205,940,623	$10,583,654	$50,895,614	$12,645,715	$12,921,614	$590,988		$191,195,992

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended June 30, 2021.

[2]	No longer an “Affiliated” company due to merger with Paya Holdings, Inc. on October 19, 2020.

7. COVID-19 RISK

The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and general uncertainty on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Baron Funds	June 30, 2021

8. EXECUTIVE ORDER ON SECURITIES INVESTMENTS THAT FINANCE COMMUNIST CHINESE MILITARY COMPANIES

On November 12, 2020, the President of the United States issued an Executive Order (the “Order”) to prohibit, beginning January 11, 2021, U.S. persons (which includes the Funds) from transacting in certain securities and derivatives of publicly traded securities of any of 31 companies designated as a “Communist Chinese military company” (collectively with securities of certain subsidiaries of such companies and related depositary receipts that may be covered by the Order, “CCMC Securities”) by the U.S. Department of Defense (the “DOD”) or the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”), unless such transactions are for purposes of divestment and occur through November 11, 2021. In the weeks following the issuance of the Order, the DOD designated an additional 13 companies as CCMCs, bringing the current total to 44 companies designated to date. Also subsequent to issuance of the Order, OFAC extended the effective date of the trading ban from January 11, 2021 to January 28, 2021. In addition, U.S. persons also are prohibited from transacting in newly designated CCMC Securities 60 days after such designation. As clarified by an amendment to the Order dated January 13, 2021, and subsequent guidance from OFAC, U.S. persons may divest their holdings in the 31 CCMCs initially designated at any time through November 11, 2021 (and have 365 days from date of designation to divest their holdings in other CCMCs).

OFAC subsequently published, on several occasions, guidance regarding compliance with the Order, including several “Frequently Asked Questions” (FAQs) style publications addressing the scope of, and interpretive matters regarding, compliance with the Order, as well as the Order’s application to U.S. funds that hold CCMC Securities (i.e., including mutual funds that hold CCMC Securities regardless of the size of the position relative to a fund’s total assets). Certain interpretive issues related to compliance with the Order remain open, including to what extent a U.S. person could be held liable for failing to identify an unlisted entity whose name “close matches the name” of an entity designated as a Communist Chinese military company.

A Fund’s holdings in CCMC Securities may adversely impact the Fund’s performance. The extent of any impact will depend on future developments, including a Fund’s ability to sell the CCMC Securities, valuation of the CCMC Securities, modifications to the Order, the issuance of additional or different interpretive guidance regarding compliance with the Order, and the duration of the Order, all of which are highly uncertain. Fund management will continue to monitor developments relating to the Order.

As of June 30, 2021, none of the Funds owned any CCMC Securities.